Share Capital (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares issued		403,060
Common stock subscriptions receivable, Shares			2,775,360
Common stock subscriptions receivable, Amount			$ 383,000
Stock Issued During Period, Shares	403,060	3,253,052
Common stock price per share		$ 0.162
Stock Issued During Period, Value		$ 527,815
Stock Issued During Period Services		$ 2,684,360
Common stock, authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Consultants One [Member]
Stock Issued During Period, Shares		2,380,000
Common stock price per share		$ 0.147
Stock Issued During Period, Value		$ 2,380
Stock Issued During Period Services		$ 347,480
Consultants [Member]
Stock Issued During Period, Shares		15,500,000
Common stock price per share		$ 0.147
TruXmart [Member]
Stock Issued During Period, Shares		37,700,000
Key Sales Consultant [Member]
Stock Issued During Period, Shares		500,000
Common stock price per share		$ 0.147
Stock Issued During Period, Value		$ 73,500
Advisory Agreement [Member]
Stock Issued During Period, Shares		2,178,866
Common stock price per share		$ 0.138
Stock Issued During Period, Value		$ 300,684
Ryan Goulding Services [Member]
Stock Issued During Period, Shares		60,000
Common stock price per share		$ 0.138
Stock Issued During Period, Value		$ 8,280
Unsecured promissory note [Member]
Common stock, shares issued		100,000
Common stock price per share		$ 0.26